Audit fees (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Audit Fees [Abstract]
Schedule of Audit Fees

	2025	2024	2023
Financial Statement audit fees	3,509	3,335	2,876
Other fees, including tax services	882	279	462
	4,391	3,614	3,338